UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)   (Zip code)
Marie Chandoha
The Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.4%	Common Stock	125,290,273	119,017,532
2.3%	Other Investment Company	2,838,366	2,838,366

98.7%	Total Investments	128,128,639	121,855,898
1.3%	Other Assets and Liabilities, Net		1,643,650

100.0%	Net Assets		123,499,548

	Number	Value
Security	of Shares	($)

Common Stock 96.4% of net assets

Australia 4.4%

Insurance 4.4%
AMP Ltd.	582,260	2,316,995
QBE Insurance Group Ltd.	226,147	3,125,516

		5,442,511

France 15.6%

Banks 1.0%
Societe Generale S.A. *	55,394	1,298,966

Capital Goods 3.0%
Compagnie de Saint-Gobain	99,134	3,662,919

Energy 2.8%
Total S.A.	77,292	3,478,826

Food & Staples Retailing 2.2%
Carrefour S.A.	144,165	2,662,062

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Sanofi	55,038	4,166,420

Telecommunication Services 3.2%
France Telecom S.A.	301,948	3,970,128

		19,239,321

Germany 5.6%

Telecommunication Services 2.0%
Deutsche Telekom AG - Reg’d	222,399	2,437,365

Utilities 3.6%
RWE AG	108,844	4,451,123

		6,888,488

Israel 2.2%

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Teva Pharmaceutical Industries Ltd. ADR	68,400	2,697,696

Italy 3.6%

Banks 1.0%
Intesa Sanpaolo	850,246	1,210,109

Energy 2.6%
Eni S.p.A.	150,734	3,202,365

		4,412,474

Japan 19.5%

Automobiles & Components 3.2%
Toyota Motor Corp.	99,500	4,016,040

Food & Staples Retailing 2.7%
Seven & I Holdings Co., Ltd.	108,900	3,282,828

Household & Personal Products 3.0%
Kao Corp.	136,700	3,769,966

Insurance 3.0%
Tokio Marine Holdings, Inc.	145,600	3,653,554

Materials 0.4%
Shin-Etsu Chemical Co., Ltd.	8,000	440,544

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Takeda Pharmaceutical Co., Ltd.	89,900	4,081,625

Semiconductors & Semiconductor Equipment 0.9%
Tokyo Electron Ltd.	24,600	1,153,615

Technology Hardware & Equipment 3.0%
Canon, Inc.	91,400	3,647,821

		24,045,993

Netherlands 4.6%

Food & Staples Retailing 2.8%
Koninklijke Ahold N.V.	285,194	3,532,782

Media 1.8%
Reed Elsevier N.V.	193,547	2,208,072

		5,740,854

Singapore 4.3%

Banks 2.8%
United Overseas Bank Ltd.	232,535	3,453,036

Telecommunication Services 1.5%
Singapore Telecommunications Ltd.	694,000	1,816,796

		5,269,832

Spain 6.8%

Banks 1.7%
Banco Santander S.A.	311,140	2,058,269

Telecommunication Services 2.3%
Telefonica S.A.	221,932	2,921,388

 1

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.8%
Iberdrola S.A.	729,158	3,442,512

		8,422,169

Switzerland 7.6%

Capital Goods 1.7%
ABB Ltd. - Reg’d *	131,035	2,139,566

Insurance 2.7%
Zurich Insurance Group AG *	15,006	3,393,216

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Novartis AG - Reg’d	69,541	3,888,129

		9,420,911

Taiwan 3.1%

Semiconductors & Semiconductor Equipment 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,388,154	3,800,025

United Kingdom 19.1%

Energy 6.3%
BP plc	569,046	3,800,202
Royal Dutch Shell plc, Class A	118,717	4,006,777

		7,806,979

Food & Staples Retailing 3.2%
Tesco plc	797,202	3,874,261

Food, Beverage & Tobacco 3.4%
Unilever plc	126,302	4,240,431

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
GlaxoSmithKline plc	180,506	4,100,019

Telecommunication Services 2.9%
Vodafone Group plc	1,286,333	3,615,568

		23,637,258

Total Common Stock
(Cost $125,290,273)		119,017,532

Other Investment Company 2.3% of net assets

United States 2.3%
State Street Institutional U.S. Government Money Market Fund	2,838,366	2,838,366

Total Other Investment Company
(Cost $2,838,366)		2,838,366

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $131,154,442 and the unrealized appreciation and depreciation were $5,456,966 and ($14,755,510), respectively, with a net unrealized depreciation of ($9,298,544).

At 06/30/12, the values of certain foreign securities held by the fund aggregating $116,319,836 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 06/30/12:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
		to be	to be	to be	to be	(Losses)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

07/31/2012	State Street Bank London	AUD	113,000	USD	115,349	3,717
07/31/2012	State Street Bank London	AUD	118,500	USD	120,964	5,232
07/31/2012	State Street Bank London	USD	409,847	AUD	401,500	(8,351)
07/31/2012	State Street Bank London	USD	4,735,951	AUD	4,639,500	11,185

Net unrealized gains on Forward Foreign Currency Exchange Contracts						11,783

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Forward foreign currency exchange contracts: valued at a value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

 3

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$116,319,836	$—	$116,319,836
Israel(a)	2,697,696	—	—	2,697,696
Other Investment Company(a)	2,838,366	—	—	2,838,366

Total	$5,536,062	$116,319,836	$—	$121,855,898

Other Financial Instruments
Forward Foreign Currency Exchange Contracts*	$20,134	$—	$—	$20,134

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts*	($8,351)	$—	$—	($8,351)

*	Forward foreign curency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

The fund entered into forward foreign currency exchange contracts during the period ended June 30, 2012. The fund invested in forward foreign currency exchange contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60667JUN12-00

4

Laudus Trust
Laudus Mondrian Global Equity Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	5,255,730	4,894,197
0.8%	Other Investment Company	38,416	38,416

100.0%	Total Investments	5,294,146	4,932,613
0.0%	Other Assets and Liabilities, Net		1,266

100.0%	Net Assets		4,933,879

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Australia 3.0%

Insurance 3.0%
AMP Ltd.	15,370	61,162
QBE Insurance Group Ltd.	6,353	87,803

		148,965

France 8.2%

Capital Goods 0.9%
Vallourec S.A.	1,097	44,825

Energy 2.3%
Total S.A.	2,530	113,873

Food & Staples Retailing 1.5%
Carrefour S.A.	3,918	72,347

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Sanofi	1,047	79,259

Telecommunication Services 1.9%
France Telecom S.A.	7,267	95,549

		405,853

Germany 6.3%

Automobiles & Components 1.8%
Daimler AG - Reg’d	1,995	89,654

Telecommunication Services 1.8%
Deutsche Telekom AG - Reg’d	8,124	89,035

Utilities 2.7%
RWE AG	3,239	132,457

		311,146

Israel 2.1%

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Teva Pharmaceutical Industries Ltd. ADR	2,600	102,544

Italy 2.3%

Energy 2.3%
Eni S.p.A.	5,305	112,705

Japan 7.1%

Food & Staples Retailing 1.8%
Seven & I Holdings Co., Ltd.	2,900	87,421

Insurance 1.2%
Tokio Marine Holdings, Inc.	2,300	57,714

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	1,600	69,822

Software & Services 1.5%
Nintendo Co., Ltd.	300	35,034
Trend Micro, Inc.	1,400	41,245

		76,279

Technology Hardware & Equipment 1.2%
Canon, Inc.	1,500	59,866

		351,102

Netherlands 3.9%

Diversified Financials 1.3%
ING Groep N.V. CVA *	9,273	62,167

Food & Staples Retailing 1.9%
Koninklijke Ahold N.V.	7,413	91,827

Media 0.7%
Reed Elsevier N.V.	3,221	36,747

		190,741

Singapore 3.1%

Banks 1.8%
United Overseas Bank Ltd.	6,083	90,330

Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	24,000	62,850

		153,180

Spain 2.5%

Telecommunication Services 1.1%
Telefonica S.A.	4,242	55,839

Utilities 1.4%
Iberdrola S.A.	14,876	70,233

		126,072

Switzerland 5.6%

Capital Goods 1.4%
ABB Ltd. - Reg’d *	4,080	66,619

 1

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 0.9%
SGS S.A. - Reg’d	25	46,874

Insurance 1.4%
Zurich Insurance Group AG *	298	67,385

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Novartis AG - Reg’d	1,697	94,882

		275,760

United Kingdom 9.6%

Banks 1.5%
HSBC Holdings plc	8,400	74,020

Energy 2.8%
BP plc	14,525	97,001
Royal Dutch Shell plc, Class A	1,213	40,939

		137,940

Food & Staples Retailing 2.0%
Tesco plc	20,060	97,488

Food, Beverage & Tobacco 1.4%
Unilever plc	1,982	66,543

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
GlaxoSmithKline plc	4,230	96,080

		472,071

United States 45.5%

Banks 2.2%
U.S. Bancorp	1,600	51,456
Wells Fargo & Co.	1,755	58,687

		110,143

Capital Goods 3.3%
3M Co.	900	80,640
General Electric Co.	3,900	81,276

		161,916

Consumer Services 1.6%
Las Vegas Sands Corp.	1,800	78,282

Diversified Financials 4.3%
Bank of America Corp.	3,550	29,039
Northern Trust Corp.	2,400	110,448
TD Ameritrade Holding Corp.	4,300	73,100

		212,587

Food & Staples Retailing 4.4%
Sysco Corp.	3,500	104,335
Wal-Mart Stores, Inc.	1,600	111,552

		215,887

Food, Beverage & Tobacco 5.4%
ConAgra Foods, Inc.	4,500	116,685
H.J. Heinz Co.	900	48,942
Kraft Foods, Inc., Class A	2,600	100,412

		266,039

Health Care Equipment & Services 5.7%
Baxter International, Inc.	2,300	122,245
UnitedHealth Group, Inc.	1,400	81,900
WellPoint, Inc.	1,200	76,548

		280,693

Household & Personal Products 1.7%
The Procter & Gamble Co.	1,400	85,750

Media 1.6%
The Interpublic Group of Cos., Inc.	7,100	77,035

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Johnson & Johnson	1,700	114,852
Merck & Co., Inc.	2,500	104,375
Pfizer, Inc.	5,565	127,995

		347,222

Retailing 1.1%
The Home Depot, Inc.	1,000	52,990

Semiconductors & Semiconductor Equipment 1.3%
Intel Corp.	2,500	66,625

Software & Services 1.3%
Microsoft Corp.	2,100	64,239

Telecommunication Services 1.1%
AT&T, Inc.	1,500	53,490

Transportation 1.6%
United Parcel Service, Inc., Class B	1,000	78,760

Utilities 1.9%
Edison International	2,000	92,400

		2,244,058

Total Common Stock
(Cost $5,255,730)		4,894,197

Other Investment Company 0.8% of net assets

United States 0.8%
State Street Institutional U.S. Government Money Market Fund	38,416	38,416

Total Other Investment Company
(Cost $38,416)		38,416

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $5,297,336 and the unrealized appreciation and depreciation were $403,500 and ($768,223), respectively, with a net unrealized depreciation of ($364,723).

At 06/30/12, the values of certain foreign securities held by the fund aggregating $2,547,595 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered

2

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 06/30/12:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

07/31/2012	State Street Bank London	AUD	19,500	USD	19,905	(116)
07/31/2012	State Street Bank London	USD	152,098	AUD	149,000	359

Net unrealized gains on Forward Foreign Currency Exchange Contracts						243

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Forward foreign currency exchange contracts: valued at a value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

 3

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

4

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$2,547,595	$—	$2,547,595
Israel(a)	102,544	—	—	102,544
United States(a)	2,244,058	—	—	2,244,058
Other Investment Company(a)	38,416	—	—	38,416

Total	$2,385,018	$2,547,595	$—	$4,932,613

Other Financial Instruments
Forward Foreign Currency Exchange Contracts*	$359	$—	$—	$359

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts*	($116)	$—	$—	($116)

*	Forward foreign curency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

The fund entered into forward foreign currency exchange contracts during the period ended June 30, 2012. The fund invested in forward foreign currency exchange contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60669JUN12-00

 5

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

89.9%	Common Stock	128,679,930	134,752,338
9.0%	Preferred Stock	14,573,415	13,554,313
0.7%	Other Investment Company	1,028,562	1,028,562

99.6%	Total Investments	144,281,907	149,335,213
0.4%	Other Assets and Liabilities, Net		538,195

100.0%	Net Assets		149,873,408

	Number	Value
Security	of Shares	($)

Common Stock 89.9% of net assets

Brazil 7.9%

Materials 1.3%
Companhia Siderurgica Nacional S.A. ADR	180,300	1,022,301
Vale S.A. ADR	43,300	859,505

		1,881,806

Software & Services 2.8%
Redecard S.A.	254,200	4,157,565

Transportation 2.0%
CCR S.A.	378,000	3,073,309

Utilities 1.8%
CPFL Energia S.A. ADR	107,100	2,676,429

		11,789,109

Chile 2.7%

Utilities 2.7%
Enersis S.A. ADR	217,700	4,070,990

China 21.1%

Banks 4.1%
China Construction Bank Corp., Class H	4,928,950	3,405,285
Industrial & Commercial Bank of China Ltd., Class H	5,016,325	2,812,094

		6,217,379

Capital Goods 1.9%
Beijing Enterprises Holdings Ltd.	475,500	2,869,044

Energy 2.3%
China Shenhua Energy Co., Ltd., Class H	969,500	3,430,386

Food, Beverage & Tobacco 1.8%
Want Want China Holdings Ltd.	2,129,000	2,632,807

Household & Personal Products 1.6%
Hengan International Group Co., Ltd.	240,500	2,342,746

Retailing 3.2%
Belle International Holdings Ltd.	2,818,392	4,828,352

Telecommunication Services 2.4%
China Mobile Ltd.	327,500	3,595,128

Transportation 2.0%
China Merchants Holdings International Co., Ltd.	978,000	2,991,947

Utilities 1.8%
China Resources Power Holdings Co., Ltd.	1,324,000	2,734,869

		31,642,658

Hong Kong 0.2%

Consumer Services 0.2%
Sands China Ltd.	113,200	364,167

India 8.8%

Automobiles & Components 0.8%
Tata Motors Ltd.	269,014	1,178,737

Banks 3.6%
Axis Bank Ltd.	131,889	2,426,434
Housing Development Finance Corp., Ltd.	252,906	2,982,304

		5,408,738

Capital Goods 2.6%
Larsen & Toubro Ltd.	156,501	3,952,669

Diversified Financials 1.8%
Rural Electrification Corp., Ltd.	784,501	2,710,694

		13,250,838

Indonesia 6.8%

Automobiles & Components 2.3%
PT Astra International Tbk	4,663,000	3,437,557

Banks 2.3%
PT Bank Rakyat Indonesia (Persero) Tbk	5,143,500	3,522,808

Utilities 2.2%
PT Perusahaan Gas Negara (Persero) Tbk	8,608,000	3,258,849

		10,219,214

Kazakhstan 1.5%

Energy 1.5%
KazMunaiGas Exploration Production GDR	136,522	2,307,222

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Mexico 4.6%

Materials 2.7%
Grupo Mexico S.A.B. de C.V., Series B	1,376,933	4,086,507

Telecommunication Services 1.9%
America Movil SAB de C.V., Series L ADR	109,100	2,843,146

		6,929,653

Peru 3.3%

Banks 3.3%
Credicorp Ltd.	38,894	4,896,366

Philippines 2.8%

Telecommunication Services 2.8%
Philippine Long Distance Telephone Co. ADR	65,200	4,146,720

Republic of Korea 8.5%

Automobiles & Components 3.3%
Hyundai Mobis	19,987	4,844,768

Banks 1.9%
KB Financial Group, Inc.	87,460	2,857,045

Semiconductors & Semiconductor Equipment 3.3%
Samsung Electronics Co., Ltd.	4,710	4,987,827

		12,689,640

Russia 4.5%

Energy 4.5%
Gazprom ADR *	318,218	3,023,071
LUKOIL ADR *	66,600	3,734,928

		6,757,999

South Africa 3.2%

Energy 1.8%
Sasol Ltd.	64,988	2,741,343

Food, Beverage & Tobacco 1.4%
Tiger Brands Ltd.	69,805	2,096,815

		4,838,158

Taiwan 4.6%

Semiconductors & Semiconductor Equipment 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,708,719	4,677,561

Technology Hardware & Equipment 1.5%
HTC Corp.	162,000	2,138,890

		6,816,451

Thailand 4.8%

Banks 2.1%
Kasikornbank Public Co., Ltd. NVDR	608,200	3,136,098

Energy 2.7%
PTT PCL	398,400	4,051,738

		7,187,836

Turkey 4.6%

Banks 2.1%
Turkiye Garanti Bankasi A/S	791,735	3,116,669

Energy 2.5%
Tupras-Turkiye Petrol Rafinerileri A/S	173,829	3,728,648

		6,845,317

Total Common Stock
(Cost $128,679,930)		134,752,338

Preferred Stock 9.0% of net assets

Brazil 9.0%

Banks 2.4%
Itausa - Investimentos Itau S.A.	845,223	3,576,995
Itausa - Investimentos Itau S.A. - Receipt *	10,256	42,893

		3,619,888

Energy 2.1%
Petroleo Brasileiro S.A.	352,600	3,203,859

Food, Beverage & Tobacco 2.0%
Companhia de Bebidas das Americas ADR	76,900	2,947,577

Materials 2.5%
Vale S.A. ADR	193,900	3,782,989

Total Preferred Stock
(Cost $14,573,415)		13,554,313

Other Investment Company 0.7% of net assets

United States 0.7%
State Street Institutional U.S. Government Money Market Fund	1,028,562	1,028,562

Total Other Investment Company
(Cost $1,028,562)		1,028,562

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $149,019,455 and the unrealized appreciation and depreciation were $12,462,584 and ($12,146,826) respectively, with a net unrealized appreciation of $315,758.

At 06/30/12, the values of certain foreign securities held by the fund aggregating $89,802,541 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$86,666,443	$—	$86,666,443
Brazil(a)	11,789,109	—	—	11,789,109
Chile(a)	4,070,990	—	—	4,070,990
Kazakhstan(a)	2,307,222	—	—	2,307,222
Mexico(a)	6,929,653	—	—	6,929,653
Peru(a)	4,896,366	—	—	4,896,366
Philippines(a)	4,146,720	—	—	4,146,720
Russia(a)	6,757,999	—	—	6,757,999
Thailand(a)	—	3,136,098	—	3,136,098
Energy	4,051,738	—	—	4,051,738

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Preferred Stock
Brazil(a)	$13,554,313	$—	$—	$13,554,313
Other Investment Company(a)	1,028,562	—	—	1,028,562

Total	$59,532,672	$89,802,541	$—	$149,335,213

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

REG60664JUN12-00

Laudus Trust
Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

62.2%	Government Bonds	568,772,881	571,685,546
15.6%	Government Agency Obligations	140,162,288	143,746,683
5.4%	Corporate Bonds	51,482,843	49,155,136
14.8%	Supranational	125,157,390	135,676,566
1.1%	Other Investment Company	10,223,443	10,223,443

99.1%	Total Investments	895,798,845	910,487,374
0.9%	Other Assets and Liabilities, Net		7,946,547

100.0%	Net Assets		918,433,921

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 62.2% of net assets

Austria 4.2%
Austria Government Bond
6.25%, 07/15/27 (EUR)	22,000,000	39,034,087

Canada 4.2%
Canada Government Bond
3.50%, 01/13/20 (EUR)	26,250,000	38,634,042

Denmark 4.2%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	29,000,000	38,403,360

Finland 4.0%
Finland Government Bond
5.38%, 07/04/13 (EUR)	28,000,000	37,301,348

France 4.3%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	23,100,000	39,193,369

Germany 4.1%
Bundesobligation
1.75%, 10/09/15 (EUR)	1,750,000	2,321,096
2.75%, 04/08/16 (EUR)	19,800,000	27,264,571
Bundesrepublik Deutschland
3.75%, 01/04/17 (EUR)	5,700,000	8,239,740

		37,825,407

Japan 22.1%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	4,330,000,000	54,662,384
Japan Government Ten Year Bond
1.10%, 09/20/12 (JPY)	1,450,000,000	18,177,905
0.70%, 03/20/13 (JPY)	220,000,000	2,763,845
1.90%, 06/20/16 (JPY)	2,900,000,000	38,798,869
1.50%, 09/20/18 (JPY)	4,100,000,000	54,866,294
1.30%, 06/20/20 (JPY)	200,000,000	2,643,077
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	2,200,000,000	30,864,265

		202,776,639

Mexico 4.8%
Mexico Government Bond
9.50%, 12/18/14 (MXN)	30,800,000	2,568,060
8.50%, 12/13/18 (MXN)	115,000,000	10,252,938
6.50%, 06/10/21 (MXN)	350,000,000	28,508,587
7.50%, 06/03/27 (MXN)	30,500,000	2,601,459

		43,931,044

Netherlands 2.4%
Netherlands Government Bond
4.25%, 07/15/13 (EUR)	6,000,000	7,912,311
4.00%, 07/15/16 (EUR)	3,000,000	4,259,336
7.50%, 01/15/23 (EUR)	5,360,000	10,188,824

		22,360,471

Poland 7.9%
Poland Government Bond
5.00%, 10/24/13 (PLN)	7,400,000	2,231,397
6.25%, 10/24/15 (PLN)	22,000,000	6,931,302
5.50%, 10/25/19 (PLN)	90,000,000	27,973,680
5.75%, 09/23/22 (PLN)	112,000,000	35,089,400

		72,225,779

Total Government Bonds
(Cost $568,772,881)		571,685,546

Government Agency Obligations 15.6% of net assets

Germany 12.2%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	3,550,000,000	44,716,588
Kreditanstalt fuer Wiederaufbau
0.30%, 03/20/13 (JPY)	2,100,000,000	26,306,812
1.35%, 01/20/14 (JPY)	140,000,000	1,783,766

 1

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)
2.05%, 02/16/26 (JPY)	2,860,000,000	39,538,556

		112,345,722

Japan 1.7%
Development Bank of Japan
1.75%, 03/17/17 (JPY)	1,160,000,000	15,554,971

Netherlands 1.7%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	1,200,000,000	15,845,990

Total Government Agency Obligations
(Cost $140,162,288)		143,746,683

Corporate Bonds 5.4% of net assets

Netherlands 0.7%
ING Bank N.V.
6.13%, 05/29/23 (EUR) (a)(b)	5,420,000	6,284,303

Norway 2.0%
Eksportfinans ASA
1.60%, 03/20/14 (JPY)	1,500,000,000	17,777,144

United Kingdom 2.7%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	693,373
6.00%, 06/10/19 (EUR)	11,400,000	15,620,528
Lloyds TSB Bank plc
5.38%, 09/03/19 (EUR)	6,300,000	8,779,788

		25,093,689

Total Corporate Bonds
(Cost $51,482,843)		49,155,136

Supranational 14.8% of net assets

Asian Development Bank
2.35%, 06/21/27 (JPY)	2,230,000,000	32,147,597
European Investment Bank
2.75%, 06/03/16 (EUR)	14,000,000	18,879,117
1.40%, 06/20/17 (JPY)	2,600,000,000	34,479,965
1.90%, 01/26/26 (JPY)	640,000,000	8,297,142
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	3,100,000,000	41,872,745

Total Supranational
(Cost $125,157,390)		135,676,566

	Number	Value
Security	of Shares	($)

Other Investment Company 1.1% of net assets

United States 1.1%
State Street Institutional U.S. Government Money Market Fund	10,223,443	10,223,443

Total Other Investment Company
(Cost $10,223,443)		10,223,443

End of Investments.

At 06/30/12 the tax basis cost of the fund’s investments was $896,393,372, and the unrealized appreciation and depreciation were $29,810,443 and ($15,716,441), respectively, with a net appreciation of $14,094,002.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

EUR —	euro currency
GBP —	Great British pound
JPY —	Japanese yen
MXN —	Mexican peso
PLN —	Polish zloty

In addition to the above, the fund held the following at 06/30/12:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Gains
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

07/31/2012	State Street Bank London	GBP	47,542,500	EUR	57,935,377	1,120,191
07/31/2012	State Street Bank London	EUR	3,940,462	GBP	3,175,500	14,786

Net unrealized gains on Forward Foreign Currency Exchange Contracts						1,134,977

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices

2

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Forward foreign currency exchange contracts: valued at a value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

 3

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds(a)	$—	$571,685,546	$—	$571,685,546
Government Agency Obligations(a)	—	143,746,683	—	143,746,683
Corporate Bonds(a)	—	49,155,136	—	49,155,136
Supranational	—	135,676,566	—	135,676,566
Other Investment Company(a)	10,223,443	—	—	10,223,443

Total	$10,223,443	$900,263,931	$—	$910,487,374

Other Financial Instruments
Forward Foreign Currency Exchange Contracts*	$1,134,977	$—	$—	$1,134,977

*	Forward foreign curency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

The fund entered into forward foreign currency exchange contracts during the period ended June 30, 2012. The fund invested in forward foreign currency exchange contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60666JUN12-00

4

Laudus Trust
Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.1%		Common Stock	995,017,735	1,106,913,802
5.7%		Other Investment Companies	64,996,565	65,155,087

101.8%		Total Investments	1,060,014,300	1,172,068,889
(1	.8)%	Other Assets and Liabilities, Net		(20,302,601)

100.0%		Net Assets		1,151,766,288

	Number	Value
Security	of Shares	($)

Common Stock 96.1% of net assets

Capital Goods 7.4%
Cummins, Inc.	180,700	17,511,637
Danaher Corp.	491,100	25,576,488
Roper Industries, Inc.	165,400	16,305,132
United Technologies Corp.	347,600	26,254,228

		85,647,485

Consumer Durables & Apparel 4.9%
Lululemon Athletica, Inc. *	227,600	13,571,788
NIKE, Inc., Class B	255,500	22,427,790
Ralph Lauren Corp.	142,800	20,000,568

		56,000,146

Consumer Services 5.2%
Chipotle Mexican Grill, Inc. *	33,700	12,804,315
Las Vegas Sands Corp.	646,500	28,116,285
McDonald’s Corp.	213,700	18,918,861

		59,839,461

Energy 7.8%
Cabot Oil & Gas Corp.	370,100	14,581,940
Concho Resources, Inc. *	283,300	24,114,496
EOG Resources, Inc.	89,900	8,100,889
FMC Technologies, Inc. *	691,300	27,119,699
Schlumberger Ltd.	238,100	15,455,071

		89,372,095

Food & Staples Retailing 3.4%
CVS Caremark Corp.	844,700	39,472,831

Food, Beverage & Tobacco 0.6%
Monster Beverage Corp. *	103,400	7,362,080

Health Care Equipment & Services 2.7%
UnitedHealth Group, Inc.	525,700	30,753,450

Household & Personal Products 2.8%
The Estee Lauder Cos., Inc., Class A	589,400	31,898,328

Materials 2.0%
FMC Corp.	130,500	6,979,140
The Sherwin-Williams Co.	123,700	16,371,695

		23,350,835

Media 3.3%
Comcast Corp., Class A	351,700	11,243,849
DIRECTV, Class A *	315,200	15,388,064
Discovery Communications, Inc., Class A *	213,500	11,529,000

		38,160,913

Pharmaceuticals, Biotechnology & Life Sciences 10.0%
Agilent Technologies, Inc.	633,700	24,866,388
Allergan, Inc.	410,200	37,972,214
Biogen Idec, Inc. *	190,100	27,446,638
Gilead Sciences, Inc. *	496,600	25,465,648

		115,750,888

Retailing 9.7%
Amazon.com, Inc. *	198,100	45,236,135
Dollar General Corp. *	666,100	36,229,179
Priceline.com, Inc. *	45,500	30,235,660

		111,700,974

Semiconductors & Semiconductor Equipment 1.0%
Broadcom Corp., Class A *	326,400	11,032,320

Software & Services 17.6%
Baidu, Inc. ADR *	237,500	27,307,750
Facebook, Inc., Class A *	583,000	18,142,960
Google, Inc., Class A *	48,100	27,901,367
MasterCard, Inc., Class A	54,100	23,268,951
MercadoLibre, Inc.	129,900	9,846,420
Salesforce.com, Inc. *	152,100	21,029,346
Teradata Corp. *	243,700	17,548,837
Visa, Inc., Class A	410,700	50,774,841
VMware, Inc., Class A *	74,000	6,736,960

		202,557,432

 1

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 14.3%
Apple, Inc. *	151,800	88,651,200
NetApp, Inc. *	834,100	26,541,062
QUALCOMM, Inc.	704,800	39,243,264
Riverbed Technology, Inc. *	663,000	10,707,450

		165,142,976

Telecommunication Services 1.4%
Crown Castle International Corp. *	275,400	16,154,964

Transportation 2.0%
Union Pacific Corp.	190,400	22,716,624

Total Common Stock
(Cost $995,017,735)		1,106,913,802

Other Investment Companies 5.7% of net assets

iShares Russell 1000 Growth Index Fund	183,100	11,577,413
State Street Institutional U.S. Government Money Market Fund	53,577,674	53,577,674

Total Other Investment Companies
(Cost $64,996,565)		65,155,087

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $1,065,995,908 and the unrealized appreciation and depreciation were $141,247,292 and ($35,174,311), respectively, with a net unrealized appreciation of $106,072,981.

*	Non-income producing security.

ADR —	American Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs

2

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$1,106,913,802	$—	$—	$1,106,913,802
Other Investment Companies	65,155,087	—	—	65,155,087

Total	$1,172,068,889	$—	$—	$1,172,068,889

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012.

REG60662JUN12

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President, Chief Executive Officer

Date: 08/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha

Marie Chandoha
President, Chief Executive Officer

Date: 08/10/2012

By:	/s/ George Pereira

George Pereira
Treasurer, Principal Financial Officer

Date: 08/10/2012